CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Net sales	$ 7,495	$ 7,170	$ 7,183
Cost of sales	5,539	5,383	5,381
Gross profit	1,956	1,787	1,802
Selling, general and administrative expenses	1,535	1,543	1,570
Charge for litigation settlements, net	77	9
Impairment charges for goodwill and other intangible assets	42	450	698
Operating profit (loss)	302	(215)	(466)
Other income (expense), net:
Interest expense	(254)	(254)	(251)
Impairment charges for financial investments	(2)		(34)
Other, net	27	77	6
Total other income (expense), net	(229)	(177)	(279)
Income (loss) from continuing operations before income taxes	73	(392)	(745)
Income tax expense (benefit)	91	(40)	241
Loss from continuing operations	(18)	(352)	(986)
Loss from discontinued operations, net	(61)	(181)	(16)
Net loss	(79)	(533)	(1,002)
Less: Net income attributable to noncontrolling interest	35	42	41
Net loss attributable to Masco Corporation	(114)	(575)	(1,043)
Basic:
Loss from continuing operations	$ (0.16)	$ (1.14)	$ (2.95)
Loss from discontinued operations, net	$ (0.17)	$ (0.52)	$ (0.05)
Net loss	$ (0.33)	$ (1.66)	$ (3.00)
Diluted:
Loss from continuing operations	$ (0.16)	$ (1.14)	$ (2.95)
Loss from discontinued operations, net	$ (0.17)	$ (0.52)	$ (0.05)
Net loss	$ (0.33)	$ (1.66)	$ (3.00)
Amounts attributable to Masco Corporation:
Loss from continuing operations	(53)	(394)	(1,027)
Loss from discontinued operations, net	(61)	(181)	(16)
Net loss attributable to Masco Corporation	$ (114)	$ (575)	$ (1,043)